FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Troob Capital Advisors LLC
Address:    777 Westchester Avenue, Suite 203
            White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
------------------------------------------
(Signature)

White Plains, New York
------------------------------------------
(City, State)

May 7, 2007
------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $24,532 (thousands)

List of Other Included Managers:

     (1) Partners Group Alternative Strategies PCC Limited

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

                                                            FORM 13F

QTR ENDED: 3/31/07               Name of Reporting Managers: Troob Capital Advisors LLC           (SEC USE ONLY)

                     Name of Other Reporting Manager:           "1" = Partners Group Alternative Strategies PCC Limited

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None

AMR Corp                      COM          001765956   287          897   SH  Puts    SHARED    1                     897
CVS Corp                      COM          126650100 4,225      123,750   SH          SHARED    1                 123,750
Constar International Inc New COM          21036U107 2,434      275,044   SH          SHARED    1                 275,044
Georgia Gulf                  COM          373200953   409        1,561   SH  Puts    SHARED    1                   1,561
Hanesbrands Inc               COM          410345102 2,303       78,350   SH          SHARED    1                  78,350
IShares Russell 2000          Russell 2000 464287955   450        1,860   SH  Puts    SHARED    1                   1,860
Level 3 Communications        COM          52729N100 1,680      275,350   SH          SHARED    1                 275,350
Motorola                      COM          620076909    39        3,136   SH  Calls   SHARED    1                   3,136
Movie Gallery                 COM          624581104 1,060      235,714   SH          SHARED    1                 235,714
Nalco Holdings                COM          62985Q101 3,115      130,350   SH          SHARED    1                 130,350
Orbcomm Inc                   COM          68555P100 1,436      112,614   SH          SHARED    1                 112,614
Paxar Corp                    COM          704227107 1,953       68,056   SH          SHARED    1                  68,056
Rite Aid Corporation          COM          767754104 2,437      422,300   SH          SHARED    1                 422,300
Sally Beauty Holdings         COM          79546E104   266       28,900   SH          SHARED    1                  28,900
Six Flags                     COM          83001P959    63          324   SH   Puts   SHARED    1                     324
Spectrum Brands               COM          84762L955   240        1,434   SH   Puts   SHARED    1                   1,434
Technical Olympic USA         COM          878483106    90       22,500   SH          SHARED    1                  22,500
United Rentals Inc            COM          911363109 2,045       74,365   SH          SHARED    1                  74,365


                                      Value Total:  24,532

                                       Entry Total:     18
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